SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of VIE Amounts and Balances included in the Accompanying Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Benefit from trust	$ 2,100
Assets:
Cash and cash equivalents	130,641	$ 222
Restricted cash	74,724
Accounts receivable	12,814	$ 25,971
Prepaid expenses and other assets	38,093	$ 32,592
Loans at fair value	34,164
Amounts due from related parties	13,416	$ 5,489
Short-term investments	4,632
Property, equipment and software, net	2,499	$ 551
Deferred tax assets	27,153
Total assets	338,136	$ 64,825
Liabilities:
Accounts payable	695
Amounts due to related parties	566
Liabilities from risk reserve fund guarantee	84,354
Deferred revenue	18,139
Accrued expenses and other liabilities	44,506	$ 28,813
Payable to the Fund at fair value	39,049
Total liabilities	187,309	$ 28,813
Total net revenue	209,088	31,893	$ 3,131
Net (loss)/income	43,828	(4,497)	(8,342)
Net cash (used in) provided by operating activities	60,177	(36,846)	(11,274)
Net cash used in investing activities	(44,979)	(580)	(123)
Net cash provided by financing activities	117,021	37,650	11,397
Heng Cheng [Member]
Assets:
Cash and cash equivalents	22,316	222
Restricted cash	69,979
Accounts receivable	12,814	25,971
Prepaid expenses and other assets	36,162	32,592
Amounts due from related parties	13,416	5,489
Short-term investments	4,632
Property, equipment and software, net	678	551
Deferred tax assets	27,153
Total assets	187,150	64,825
Liabilities:
Accounts payable	695
Amounts due to related parties	529
Liabilities from risk reserve fund guarantee	84,354
Deferred revenue	18,139
Accrued expenses and other liabilities	37,741	28,813
Total liabilities	141,458	28,813
Total net revenue	209,585	31,893	3,131
Net (loss)/income	74,121	(4,497)	(8,342)
Net cash (used in) provided by operating activities	57,183	(36,846)	(11,274)
Net cash used in investing activities	(5,648)	$ (580)	$ (123)
Consolidated Trust [Member]
Variable Interest Entity [Line Items]
Maximum aggregate principal amount	38,600
Assets:
Restricted cash	4,745
Prepaid expenses and other assets	213
Loans at fair value	34,164
Total assets	39,122
Liabilities:
Accrued expenses and other liabilities	110
Payable to the Fund at fair value	39,049
Total liabilities	$ 39,159
Total net revenue
Net (loss)/income
Net cash (used in) provided by operating activities	$ (2,030)
Net cash used in investing activities	(37,724)
Net cash provided by financing activities	$ 39,792
Consolidated Trust [Member] | Zhe Hao [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%